FINANCIAL INSTRUMENTS (Derivative) (Details) oz in Thousands, lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) oz lb $ / lb $ / oz	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Derivative [Line Items]
Credit Derivative, Maximum Exposure, Undiscounted | $	$ 45
Cash and cash equivalents | $	$ 195	$ 317	$ 1,908	$ 3,569
Embedded derivatives in provisional sales contracts, Copper [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivative [Line Items]
Derivative held (in lbs except gold in oz) | lb	693
Average contract price	2.23
Average market price	2.14
Embedded derivatives in provisional sales contracts, Gold [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivative [Line Items]
Derivative held (in lbs except gold in oz) | oz	215
Average contract price | $ / oz	1,071
Average market price | $ / oz	1,062
Embedded derivatives in provisional purchase contracts, Copper [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivative [Line Items]
Derivative held (in lbs except gold in oz) | lb	99
Average contract price	2.16
Average market price	2.14
Copper Forward Contracts [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivative [Line Items]
Derivative held (in lbs except gold in oz) | lb	6
Average contract price	2.10
Maximum [Member] | Embedded derivatives in provisional sales contracts, Copper [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivative [Line Items]
Maturities	Jul. 31, 2016
Maximum [Member] | Embedded derivatives in provisional sales contracts, Gold [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivative [Line Items]
Maturities	Mar. 31, 2016
Maximum [Member] | Embedded derivatives in provisional purchase contracts, Copper [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivative [Line Items]
Maturities	Apr. 30, 2016
Maximum [Member] | Copper Forward Contracts [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Derivative [Line Items]
Maturities	Feb. 29, 2016
Fair Value Hedging [Member] | Commodity Contract [Member] | Copper Futures and Swap Contracts [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative held (in lbs except gold in oz) | lb	64
Average contract price	2.29
Fair Value Hedging [Member] | Maximum [Member] | Commodity Contract [Member] | Copper Futures and Swap Contracts [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivative [Line Items]
Maturities	Sep. 30, 2017
Bank Time Deposits [Member]
Derivative [Line Items]
Cash and cash equivalents | $	$ 34	$ 48